Intangible Assets	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
9. Intangible assets

The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at December 31, 2023	256,270	162,832	143,921	170,040	106	733,169
Additions	—	—	583	9,812	501	10,896
Disposals	—	—	(228)	(221)	—	(449)
Business combinations	8,280	—	—	—	—	8,280
Exchange differences	5,778	5,247	3,250	906	—	15,181
Other movements and reclassifications	—	—	3,716	(4,636)	(194)	(1,114)
Historical cost at June 30, 2024	270,328	168,079	151,242	175,901	413	765,963

Accumulated amortization at December 31, 2023	—	—	(41,348)	(119,547)	—	(160,895)
Amortization	—	—	(2,656)	(7,661)	—	(10,317)
Disposals	—	—	177	217	—	394
Exchange differences	—	—	(164)	(590)	—	(754)
Other movements and reclassifications	—	—	(2,974)	3,519	—	545
Accumulated amortization at June 30, 2024	—	—	(46,965)	(124,062)	—	(171,027)

Carrying amount at:
December 31, 2023	256,270	162,832	102,573	50,493	106	572,274
June 30, 2024	270,328	168,079	104,277	51,839	413	594,936

Goodwill of €8,280 thousand recognized during the period related to the acquisition of the ZEGNA business in South Korea. For additional information, see Note 22 — Business combinations.